PRIME CASH FUND
        Supplement to the prospectus dated April 30, 1995


     On January 29, 1996, the holders of more than 99% of the Fund's shares advised the Fund that they intended to redeem their shares, which will leave the Fund with virtually no assets. Management of the Fund has concluded that it is not practical at this time for the Fund to continue operations. The Fund will terminate operations as soon as practicable, affording each shareholder the opportunity to close its account.

     Effective immediately, the Fund no longer offers shares to the public.

        The date of this supplement is February 1, 1996.

                         PRIME CASH FUND
                       380 Madison Avenue
                           Suite 2300
                    New York, New York 10017
                          212-697-6666
                                                       PROSPECTUS
                                                   April 30, 1995


     The Fund's objective is to seek a high level of current income, liquidity and stability of capital from investing in a diversified portfolio of short-term money market securities meeting specific quality standards.

     Shares of the Fund may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share; (see "Net Asset Value Per Share"). Purchases are made without any sales charge through Aquila Distributors, Inc., which is the exclusive Distributor of the Fund's shares. See "How to Invest in the Fund" and "How to Redeem Your Investment."

     An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Shares of the Fund are not deposits in, obligations of or endorsed by TCW Funds Management, Inc., (the "Adviser"), Trust Company of the West, any of their affiliates or by any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

     An investment in the Fund involves certain investment risks, including possible loss of the principal amount invested.

     This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund dated April 30, 1995 (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to Administrative Data Management Corp., the Fund's Shareholder Servicing Agent, at the address given below, or by calling it at the telephone number(s) given below. The Additional Statement contains information about the Fund and its management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in the Prospectus. Only when you have read both the Prospectus and the Additional Statement are all facts about the Fund available to you.

FOR PURCHASE, REDEMPTION OR ACCOUNT INQUIRIES CONTACT
THE FUND'S SHAREHOLDER SERVICING AGENT:
ADMINISTRATIVE DATA MANAGEMENT CORP.
10 WOODBRIDGE CENTER DRIVE, WOODBRIDGE, NJ 07095-1198
800-952-6666 toll free or 908-855-5731

FOR GENERAL INQUIRIES AND YIELD INFORMATION, CALL 800-228-7495 toll free or 212-697-6666

This Prospectus Should Be Read and Retained for Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        PRIME CASH FUND
                       TABLE OF EXPENSES
Shareholder Transaction Expenses
  Maximum Sales Load Imposed on Purchases.................... 0%
  Maximum Sales Load Imposed on Reinvested Dividends......... 0%
  Deferred Sales Load........................................ 0%
  Redemption Fees............................................ 0%
  Exchange Fee............................................... 0%

Annual Trust Operating Expenses<F*>
(As a percentage of average net assets)
  Investment Advisory Fee After Waiver<F+> ...............  0.24%
  12b-1 Fee <F++> .........................................    0%
  Total Other Expenses After Fee Waiver and
    Expense Reimbursement<F+> ............................  0.31%
      Admnistration Fee After Waiver<F+> ...........  0.13%
      Other Expenses After Expense Reimbursement<F+>. 0.18%
  Total Fund Operating Expenses
    After Fee Waivers and Expense Reimbursement<F+> ....... 0.55%

Example**                       1 year  3 years  5 years  10 years
You would pay the following
expenses on a $1,000 investment,
assuming (1) 5% annual return
and (2) redemption at the end of
each time period   ................  $6     $18      $31      $69

<F*>  Based upon amounts incurred during the most recent fiscal year of the Fund.

<F+>  Absent fee waiver, investment advisory fees would have been incurred at the rate of 0.25% of average net assets. Also, absent administration fee waiver, administration fees would have been incurred at the rate of 0.25% of average net assets and other expenses would have included those fees. Absent any fee waiver or expense reimbursement, total Fund operating expenses for the year would have been incurred at the annual rate of 0.76%.

<F++> The 12b-1 Plan of the Fund does not involve payments out of the assets or income of the Fund designed to recognize sales of shares of the Fund or to pay advertising expenses.

<F**> The expense example is based upon an amount at the beginning of each year which includes the prior year's assumed results.
      A year's results consist of an assumed 5% annual return less expenses at a 0.55% annual rate; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each column represents the cumulative expenses so determined for the period specified.

     THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% RATE FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE.

     The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. Although not obligated to do so, in addition to complying with the requirements of applicable agreements, those entitled to investment advisory and administration fees may continue to waive a portion or all of those fees and may continue to reimburse the Fund for various expenses;
the above table reflects one such possible arrangement and sould not be understood as a commitment or prediction that any fees, or that any particular portion of fees, will be waived, or that any particular expenses will be reimbursed. (See "Management Arrangements" for a more complete description of the various investment advisory and administration fees.) Nor should the assumed 5% annual return be interpreted as a prediction of an actual return, which may be higher or lower.

                       PRIME CASH FUND
                     FINANCIAL HIGHLIGHTS
           FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

     The following table of Financial Highlights as it relates to the five years ended December 31, 1994 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Fund's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes (*).

                                   Year ended December 31,
                          1994      1993      1992     1991     1990
Net Asset Value,
  Beginning of Year      $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
Income from Investment
  Operations:
  Net investment income  0.0370    0.0260    0.0327    0.0556    0.0770
Less Distributions:
  Dividends from net
    investment income    (0.0370)  (0.0260)  (0.0327)  (0.0556)  (0.0770)
Net Asset Value,
  End of Year            $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
Total Return             3.76%     2.63%     3.19%     5.68%     7.96%
Ratios/Supplemental Data
  Net Assets, End of
    Year (in thousands)  $38,406   $67,170   $96,563   $287,597  $376,356
  Ratio of Expenses to
    Average Net Assets   0.55%     0.61%     0.68%     0.60%     0.58%
  Ratio of Net Invest-
    ment Income to
    Average Net Assets   4.00%     2.60%     3.27%     5.56%     7.70%

                         1989      1988      1987      1986      1985
                         $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                         0.0865    0.0722    0.0614    0.0631    0.0755
                         (0.0865)  (0.0722)  (0.0614)  (0.0631)  (0.0755)
                         $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                         9.04%     7.28%     6.35%     6.49%     7.87%
                         $404,953  $306,655  $145,929  $153,069  $159,100
                         0.58%     0.58%     0.61%     0.60%     0.61%
                         8.65%     7.22%     6.14%     6.35%     7.55%

For the year ended December 31, 1994, net investment income per share and the ratios of income and expenses to average net assets without the
Adviser's and Administrator's voluntary waiver of fees and the
Administrator's voluntary expense reimbursement would have been:
  Net Investment Income           $0.0350
  Ratio of Expenses to
    Average Net Assets            0.76%
  Ratio of Net Investment
    Income to Average Net Assets  3.79%

<F*> Effective March 1, 1985, Security Pacific National Bank became the
     Fund's Adviser, replacing SCNC Corporation. Effective April 1, 1992, TCW Funds Management, Inc. became the Fund's Adviser, replacing Security Pacific National Bank. On May 31, 1989, Aquila Management Corporation originally the Fund's Sub-Adviser and Administrator, became Administrator only. (See "Management Arrangements")

     The Fund's "current yield" for the seven days ended December 31, 1994 was 5.30% and its "compounded effective yield" for that period was 5.44%; see the Additional Statement for the methods of calculating these yields.

                          INTRODUCTION

     The Fund is an open-end diversified investment company organized in 1982 as a Massachusetts business trust, designed to suit the cash management needs of individuals, corporations, institutions and fiduciaries. Cash of investors may be invested in shares of the Fund as an alternative to idle funds, direct investments in savings deposits, or short-term debt securities. The Fund offers the opportunity to keep cash reserves fully invested and provides you with a professionally managed portfolio of money market instruments which may be more diversified, higher yielding, more stable and more liquid than you might be able to obtain on an individual basis. Through the convenience of a single security consisting of shares of the Fund, you are also relieved of the inconvenience of making direct investments, including the selection, purchasing and handling of securities.

                 INVESTMENT OF THE FUND'S ASSETS

     The objective of the Fund is to achieve as high a level of current income, liquidity and stability of capital as might be obtained from investing in a diversified portfolio of short-term money market securities meeting specific quality standards. There is no assurance that the Fund will achieve this objective, which is a fundamental policy of the Fund.

     In addition to the requirements of the Fund's management policies, all obligations and instruments purchased by the Fund must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The provisions of the Rule that affect portfolio management are summarized under "Effect of the Rule on Portfolio Management," below. In brief, the Rule's provisions for quality, diversity and maturity require the Fund to limit its investments to those instruments which TCW Funds Management, Inc. (the "Adviser") determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. See Appendix A to the Additional Statement for a description of the NRSROs and the factors considered by them in determining ratings. Eligible Securities so rated in the highest rating category (or unrated securities of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." The Rule also requires that the dollar-weighted average maturity of the Fund's portfolio cannot exceed 90 days and that the Fund cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of the Fund's assets that can be invested in the securities of any issuer. See "Effect of the Rule on Portfolio Management," below.

Management Policies:

     The Fund seeks to achieve its investment objective through investments in the types of instruments described in the management policies listed below. Under the current management policies, the Fund invests only in the following types of obligations:

(1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; these obligations are referred to in this Prospectus as "U.S. Government Securities"; see "Information On U.S. Government Securities" below.

(2) Bank Obligations and Instruments Secured by Them: Bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. Government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) obligations ("insured bank obligations") if such obligations are fully insured as to principal by the Federal Deposit Insurance Corporation; (see "Information on Insured Bank Obligations" in the Additional Statement); the Fund may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of (6) below. (In this Prospectus and in the Additional Statement, a bank includes commercial banks, savings banks and savings and loan associations.)

(3) Commercial Paper Obligations: Commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio
Management," below.

(4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures) which are First Tier Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

(5) Variable Amount and Master Demand Notes: Variable amount master demand notes that are First Tier Securities and which are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them; see the Additional Statement for further information on these notes.) Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Fund's overall 10% limitation on securities which are illiquid.

(6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Fund may invest (see 2 above) or a corporation in whose commercial paper the Fund may invest (see 3 above). See "Effect of the Rule on Portfolio Management." If the Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them. See the Additional Statement.

(7) Repurchase Agreements: The Fund may purchase securities subject to repurchase agreements provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Fund. See "Information about Repurchase Agreements," below.

(8) When-Issued or Delayed Delivery Securities: The Fund may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments. See the Additional Statement for further information.

     Shareholder approval is not required to change any of the foregoing management policies.

Additional Management Policy as to Rating

     In addition to the foregoing management policies, as a non-fundamental policy, the Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by at least one NRSRO. There is no assurance that the Fund will be able to maintain such rating. As a result of this policy, the number of obligations in which the fund can invest is reduced and the yield obtained by the Fund on such obligations may be less than would be the case if this policy were not in force.

Information On U.S. Government Securities

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Export-Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Government National Mortgage Association, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management," below, for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

Information On Foreign Bank Obligations

     Investments, which must be denominated in U.S. dollars, in foreign banks and foreign branches of United States banks involve certain risks in addition to those involved with investment in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches of domestic banks. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Repurchase Agreements

     Under a repurchase agreement, at the time the Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Fund or its custodian. The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party.

     In the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. If the maturity of the Resold Securities is such that they cannot be owned by the Fund under the applicable provisions of the Rule they will have to be sold, which could result in a loss. See "Effect of the Rule on Portfolio Management."

10% Limitation as to Certain Investments

     Due to their possible limited liquidity, the Fund may not make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Fund does not expect to own); (iv) securities for which market quotations are not readily available; and (v) insured bank obligations unless the Board of Trustees determines that a readily available market exists for such obligations. However, this 10% limit does not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

Factors Which May Affect the Value
of the Fund's Investments and Their Yields

     The value of the obligations and instruments in which the Fund invests will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after the Fund buys a security, the value of the security may go down; if these rates go down, the value of the security may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Transactions

     The Fund will seek to obtain the best net price and the most favorable execution of orders. Purchases will be made directly from issuers or from underwriters, dealers or banks which specialize in the types of securities invested in by the Fund. As most purchases made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided research advice, such as information on particular companies and industries and market, economic and institutional activity. By allocating transactions to obtain research services, the Fund enables the Adviser to supplement its own research and analyses with the views and information of other securities firms. Such research services, whether or not useful to the Fund, may be useful to other accounts managed by the Adviser or its affiliates.

Effect of the Rule on Portfolio Management

     As a money market fund, the Fund operates under the Rule, which allows the Fund to use the "amortized cost" method of valuing its securities and which contains certain risk limiting provisions, including requirements as to maturity, quality and diversification of the Fund's portfolio. Some of the most important aspects of the Rule are described below.

     Under the Rule, the Fund must limit its investments to those instruments which are denominated in U.S. dollars, which are determined by the Board of Trustees to present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In accordance with the Rule, the Board of Trustees has adopted investment procedures and has approved investment policies pursuant to which all investment determinations have been delegated to the Adviser, under the direction and control of the Board of Trustees, except for those matters for which the Rule requires Board determination.

     In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the NRSROs, or if unrated are determined by the Board of Trustees to be of comparable quality. Eligible Securities so rated in the highest rating category (and unrated securities determined by the Board of Trustees to be of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." Eligible Securities can in some cases include securities rated by only one NRSRO and unrated obligations that are determined by the Board of Trustees to be of comparable quality to rated securities. A security that was long-term when issued must at the time of purchase by the Fund have either a short-term rating such that it is an Eligible Security, be comparable in priority and security with a rated short-term obligation of the same issuer that is an Eligible Security or if it has no short-term rating (and does not have a long-term rating from any NRSRO below the highest rating) if it is determined by the Board of Trustees to be of comparable quality to rated securities the Fund could purchase. Purchase of any security rated by only one NRSRO and purchase of any unrated security (except U.S. Government Securities) must be ratified by the Board of Trustees.

     The Rule requires (with limited exceptions) that immediately after purchase of any security, the Fund have invested not more than 5% of its assets in the securities of any one issuer. Moreover, the Rule provides that the Fund cannot have more than 5% of its assets in the aggregate invested in Second Tier Securities, nor more than the greater of 1% of its assets or $1,000,000 invested in Second Tier Securities of any single issuer. In general, the Fund does not intend to own Second Tier Securities. The Rule has specific provisions relating to determinations of the eligibility of certain types of instruments such as repurchase agreements and instruments subject to a demand feature. It also has specific provisions for determining the issuer of a security for purposes of compliance with the diversification requirements.

     Generally, under the Rule, the maturity of an instrument is considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made). There are special rules for determining the maturity of certain kinds of instruments. The Rule contains provisions as to the maturity of variable rate and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period remaining until they can be executed.

     The Rule has provisions requiring specific actions whenever the rating of a portfolio security is downgraded. Generally, these actions include a prompt reassessment by the Board of Trustees of the credit risks associated with such a security. In general, the Rule mandates prompt sale or other disposition, e.g., by exercising a demand for payment, in certain cases, such as when a security ceases to be an Eligible Security, no longer presents minimal credit risks or suffers a financial default.

                     INVESTMENT RESTRICTIONS

     The Fund has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Fund's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time without shareholder approval. Some of the more important of the Fund's fundamental policies, not otherwise identified in the Prospectus, are set forth below; others are listed in the Additional Statement.

1. The Fund has diversification and anti-concentration requirements.

     The Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Fund cannot buy the securities (not including U.S.
Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Fund's assets in the aggregate, and to no more than the greater of 1% of the Fund's assets or $1,000,000 in the securities of any one issuer.

     The Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Fund may purchase (see "Investment of the Fund's Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

2. The Fund can make loans only by lending securities or entering into repurchase agreements.

     The Fund can buy those debt securities which it is permitted to buy (see "Investment of the Fund's Assets"); this is investing, not making a loan. The Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

3. The Fund can borrow only in limited amounts for special purposes.

     The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. The Fund will not borrow to purchase securities or to increase its income but only to meet redemptions so that it will not have to sell securities to pay for redemptions. Interest on borrowings would reduce the Fund's income. The Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its total assets. Except in connection with borrowings, the Fund will not issue senior securities.

                    NET ASSET VALUE PER SHARE

     The Fund's net asset value per share is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the net assets of the Fund (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances; see the Additional Statement for a discussion of the extraordinary circumstances which could result in a change in this fixed share value. The net asset value per share is based on a valuation of the Fund's investments at amortized cost; see the Additional Statement.

                    HOW TO INVEST IN THE FUND

     The Fund's shares are sold on a continuous basis at the net asset value next determined after an order is entered and deemed effective. There is no sales charge. The minimum initial investment is $1,000. Subsequent investments may be in any amount. Aquila Distributors, Inc. (the "Distributor") is the exclusive Distributor of the Fund's shares. The Distributor sells shares only for purchase orders received.

Opening an Account

     To open a new account, you must send a properly completed Application to Administrative Data Management Corp. (the "Agent"). Redemption of shares purchased by wire payment will not be honored until a properly completed Application has been received by the Agent.

     Initial investments may be made in any of these three ways:

     1. By Mail. Payment may be made by check, money order, Federal Reserve Draft, or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each which is a "Financial Institution") payable to the order of Prime Cash Fund mailed to:

          Prime Cash Fund
          Administrative Data Management Corp.,
          Shareholder Servicing Agent
          Attn: Aquilasm Group of Funds
          10 Woodbridge Center Drive
          Woodbridge, NJ 07095-1198

     2. By Wire. Payment may be wired in Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to Bank One Trust Company, N.A., which serves as the Custodian of the assets of the Fund.

     To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Fund's Agent (800-952-6666 toll free or 908-855-5731) and then instruct your bank to wire funds to:

          Bank One, Columbus
          ABA No. 044000037
          CR A/C 04-01787
          For further credit to

     Prime Cash Fund A/C 6801358700

     Account Name and Number (if an existing account)

     The name in which the investment is to be registered (if a new account)

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. You may invest in the Fund by purchasing shares through registered broker-dealers.

     There is no sales or service charge imposed by the Fund on purchase of shares, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Fund. Broker-dealers are responsible for prompt transmission of orders placed through them.

Additional Investments

     You may make additional investments in any amount after an account has been established by mailing directly to the Agent a check, money order or other negotiable bank draft made payable to Prime Cash Fund, or by wiring funds as described above. In each case you should indicate your name and account number to insure prompt and proper crediting of your account. The pre-printed stub attached to the Fund's confirmations is provided as a convenient identification method to accompany additional investments made by mail. You may also make subsequent investments of $50 or more using electronic funds transfers from your demand account at a Financial Institution if it is a member of the Automated Clearing House and if the Agent has received a completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment") or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Fund may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

When Shares Are Issued
and Dividends Are Declared On Them

     There are three methods as to when shares are issued. Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as discussed below. Under each method, the Application must be properly completed and have been received and accepted by the Agent; the Fund or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Fund or the payment thereof must be guaranteed to the Fund so that the Fund can be as fully invested as practicable.

     The first method under which shares are issued involves ordinary investments. Under this method, payments transmitted by wire in Federal funds and payments made by Federal Reserve Draft received by the Custodian prior to 4:00 p.m. New York time on any day on which the New York Stock Exchange is open will be invested (i.e., the purchase order will be effective) at the net asset value per share determined as of 4:00 p.m. on that day; if either such type of payment is received after that time, the purchase order will be effective as of 4:00 p.m. on the next day that the exchange is open. Wire payments not in Federal funds will normally be converted into Federal funds on the next day such exchange is open and the purchase order will be effective as of 4:00 p.m. on such next day. Payments transmitted by check will normally be converted to Federal funds by the Agent, as your agent, within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks, and the purchase orders will be effective as of 4:00 p.m. on that day if the exchange is open and otherwise at 4:00 p.m. on the next day the exchange is open after such conversion. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. Purchases by Automatic Investment and Telephone Investment will be executed on the first day on which that exchange is open occurring on or after the date an order is considered received by the Agent at the net asset value determined on that day. In the case of Automatic Investment the order will be executed on the date you specified for investment at the price determined on that day, unless it is not a day on which that exchange is open, in which case the order will be executed at the net asset value determined on the next day on which that exchange is open. In the case of Telephone Investment the order will be filled at the next determined net asset value, which for orders placed after the time for determining the net asset value of the Fund's shares for any day will be the price determined on the following day on which the exchange is open. Dividends on shares issued under this first investment method are declared starting on the day (whether or not a business day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     The second method under which shares are issued involves a bank or broker-dealer making special arrangements with the Fund under which (i) either (a) payment is made in Federal funds or by check in New York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time or (b) the Agent is advised prior to that time of a dollar amount to be invested; (ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will, prior to noon New York time on the next business day, wire Federal funds to the Custodian (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course on the next business day); and (iv) arrangements satisfactory to the Fund are made between it and the bank or broker-dealer under which if Federal funds are not so received by the Custodian, the Fund is reimbursed for any costs or loss of income arising out of such non-receipt. New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing House. Under this second method, the purchase order is effective on the day the check or the advice is received under (i) above. Dividends on shares issued under this second method are declared starting on the day (whether or not a business day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     The third method under which shares are issued involves broker-dealers or banks which have requested that this method be used, to which request the Fund has consented. Under this third method (i) the Agent must be advised prior to noon New York time on any business day of a dollar amount to be invested; and (ii) Federal funds must be wired to the Custodian on that day; under this method, the purchase order is effective on that day. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     This third investment method is available to prospective investors in Fund shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to the Fund by such a prospective investor, the Fund will advise as to the broker-dealers or banks through which such purchases may be made.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. (See "How to Redeem Your Investment" below.)

     The Fund and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     The Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. No payments are made by the Fund under the Plan. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One part of the Distribution Plan is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another part of the Distribution Plan authorizes the Administrator and/or the Adviser, not the Fund, to make certain payments not exceeding
0.10 of 1% of the average annual net assets of the Fund to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Fund's shares. See the Additional Statement for further information.

     The Fund's Distribution Plan is solely a defensive plan designed to protect the Fund and its affiliates against any claim described above. The Distribution Plan does not involve payments out of assets or income of the Fund designed to recognize sales of shares of the Fund or to pay advertising expenses.

                  HOW TO REDEEM YOUR INVESTMENT

     The Fund provides day-to-day liquidity. You may redeem all or any part of your shares at any time at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. Except for shares recently purchased by check as discussed below, there is no minimum time period for any investment in the Fund. There are no redemption fees or withdrawal penalties. If you purchase shares of the Fund through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests. In all other cases, you may redeem directly, but a completed purchase Application must have been received by the Agent before redemption requests can be honored. A redemption may result in a taxable transaction to you, but only if there has been a change in the net asset value per share, which will occur only under extraordinary circumstances.

     For your convenience the Fund offers expedited redemption to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of three expedited methods of initiating redemptions. These are available as to shares not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments to a Financial Institution account you have predesignated. See
     "Redemption Payments," below for payment methods. Your name and your account number must be supplied.

     To redeem an investment by this method, telephone:

             800-952-6666 toll-free or 908-855-5731

     Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by sending a letter of instruction to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, by Fax to 908-855-5730 or by mail at 10 Woodbridge Center Drive, Woodbridge, NJ 07095-1198, indicating account number, amount to be redeemed, and any payment directions, signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments," below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or Ready Access Features Form and provide the required information concerning the Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Fund. You may change the designated Financial Institution account at any time by completing and returning the Ready Access Features Form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on the Custodian. This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $500. If you wish to use this check writing redemption procedure, you should notify the Agent or so indicate on the Application. You will be issued special checks to be drawn against the Custodian for this purpose. You will be subject to the Custodian's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge to the shareholder for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Custodian for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Custodian for payment.

     As these checks are redemption drafts relating to Fund shares, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Fund shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

     Checks may not be directly presented to any branch of the Custodian. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in an account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Custodian and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated bank account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     1. Certificate Shares. Certificates in blank (unsigned) representing shares to be redeemed should be sent to: the Fund's Shareholder Servicing Agent, Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 10 Woodbridge Center Drive, Woodbridge, NJ 07095-1198, with payment instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, certificates and signed redemption documentation should be sent separately if mailed.

     For the redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Additional documentation may be required where shares are held by a corporation, a partnership, trustee or executor, or if redemption is requested by other than the shareholder of record. If redemption proceeds of less than $25,000 are payable to the record holder and are to be sent to the record address, no signature guarantee is required. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), The Stock Exchanges Medallion Program (SEMP) or The New York Stock Exchange, Inc. Medallion Signature Program
(MSP). A notary public is not an acceptable signature guarantor.

     2. Non-Certificate Shares. If you own non-certificate shares registered on the books of the Fund and you have not elected check writing redemption or Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method, you should send a letter of instruction to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 10 Woodbridge Center Drive, Woodbridge, NJ 07095-1198, containing:

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to the shareholder's address as registered with the Fund);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     For redemptions of shares other than by checks you have written, redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. The Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Fund has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If you use a dealer to arrange for a redemption, you may be required to pay the dealer for this service.

     Redemption proceeds on shares issued under the third method under which shares are issued (see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Fund") will be wired in Federal funds on the date of redemption, if practicable, and, if not practicable, as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

     Except as indicated above, the Fund will normally make payment for all shares redeemed on the next business day following receipt of request. Except as set forth below, in no event will payment be made more than seven days after receipt of a redemption request made in compliance with one of the redemption methods specified above. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption by any method (including redemption by check) of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Custodian for payment within 15 days of a purchase of shares by check and (ii) the redemption check would cause the redemption of some or all of those shares. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Fund has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 due to shareholder redemptions. If the Board of Trustees elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase shares of the Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. See the Automatic Withdrawal Plan provisions of the Application included in this Prospectus, the Additional Statement under "Automatic Withdrawal Plan" and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Fund's Trustees and officers and provides further information about them.

The Advisory Agreement

     TCW Funds Management, Inc. (the "Adviser"), 865 South Figueroa Street, Los Angeles, California 90017 supervises the investment program of the Fund and the composition of its portfolio pursuant to an investment advisory agreement (the "Advisory Agreement").

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser. Under the Advisory Agreement, the Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreement lists examples of such expenses borne by the Fund, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Fund and its shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Fund pays a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day at the annual rate of 0.25 of 1% of the Fund's net assets for the first $300 million of such assets, and at the annual rate of 0.35 of 1% of such assets over $300 million. (However, the total fees which the Fund pays remain at the annual rate of 0.50 of 1% of such net assets, since the Administrator also receives a fee at the annual rate of 0.25 of 1% of the Fund's net assets for the first $300 million of such assets, and at the annual rate of 0.15 of 1% of such assets over $300 million from the Fund under the Administration Agreement; see below.) The Adviser and/or the Administrator may, in order to attempt to achieve a competitive yield on the shares of the Fund, each waive all or part of either fee.

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based on the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets plus 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Fund; see the Additional Statement. Under these provisions, the Adviser is authorized to consider sales of the Fund's shares in making this allocation.

The Administration Agreement

     Under an Administration Agreement (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator.

     Under the Administration Agreement, subject to the control of the Fund's Board of Trustees, the Administrator provides all administrative services to the Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Fund, and overseeing all relationships between the Fund and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Fund and for the sale, servicing or redemption of the Fund's shares. See the Additional Statement for a further description of functions listed in the Administration Agreement as part of such duties.

     Under the Administration Agreement, the Fund pays a fee payable monthly and computed on the net asset value of the Fund at the end of each business day at the annual rate of 0.25 of 1% of such net assets for the first $300 million of net assets and at the annual rate of 0.15 of 1% on net assets above $300 million. The Administrator has agreed that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based on the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets plus 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

Information as to the Adviser,
the Administrator and the Distributor

     The Adviser is a wholly-owned subsidiary of The TCW Group, Inc., whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services. Robert A. Day, who is Chairman of the Board of Directors of the Adviser, may be deemed to be a control person of the Adviser by reason of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of the Adviser's parent corporation. As of December 31, 1994, the Adviser and its affiliated companies had approximately $48 billion under management or committed for management.

     The Fund's Administrator is administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds and money market funds. As of March 31, 1995, these funds had aggregate assets of approximately $2.8 billion, of which over $900 million consisted of assets of money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife).

     The fees which the Fund has paid or which have been accrued for the year ended December 31, 1994 to the Adviser and to the Administrator were each $167,963 of which $4,550 and $85,120, respectively were waived. In addition the Administrator reimbursed Fund expenses of $51,501.

     The Distributor currently handles the distribution of the shares of fourteen funds (six money market funds, seven tax-free municipal bond funds and an equity fund) including the Fund. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by Mr. Herrmann, will be owned by certain directors and/or officers of the Administrator and/or the Distributor including Mr. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     All of the Fund's net income for dividend purposes (see below) will be declared daily as dividends; see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Fund" for information as to when dividends are declared. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. This election may be made in the Application or by subsequent written notice to the Agent. When you redeem all of your shares you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the same day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends. Such a summary may be provided directly by the Fund or by a Qualified Recipient as a part of the shareholder services it has undertaken to provide under a related agreement. (See "Distribution Plan" above and the Additional Statement.)

     Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Fund and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation; see the Additional Statement.

     Dividends so paid will be taxable to you as ordinary income, even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed your ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for your shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Fund will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that the Fund may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year. Any capital gains distribution will be taxed at the same rate as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     The Fund will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to you and on redemption proceeds, if you have not filed with the Fund a correct Taxpayer Identification Number, certified when required.

     The Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal Revenue
Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by it.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Fund and certain tax-free municipal bond funds and an equity fund (the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are in the Aquilasm Group of Funds and have the same Administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of this Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are this Fund, Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares) and Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares).

     Under the exchange privilege, once any applicable sales charge has been paid on shares of any Bond or Equity Fund, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and Bond or Equity Funds without the payment of any additional sales charge.

     The "Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Bond or Equity Fund on which any applicable sales charge was paid; (b) acquired by exchange for shares of a Money-Market Fund with payment of the applicable sales charge; (c) acquired in one or more exchanges between shares of a Money-Market Fund and a Bond or Equity Fund so long as the shares of the Bond or Equity Fund were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on otherwise Eligible Shares.

     If you own Eligible Shares of any Bond or Equity Fund, you may exchange them for shares of any Money-Market Fund or the shares of any other Bond or Equity Fund without payment of any sales charge.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for shares of any Bond or Equity Fund without payment of any sales charge.

     Shares of a Money-Market Fund may be exchanged for shares of another Money-Market Fund or of a Bond or Equity Fund; however, if the shares of a Money-Market Fund were not acquired by exchange of Eligible Shares of a Bond or Equity Fund or of shares of a Money-Market Fund acquired in such an exchange, they may be exchanged for shares of a Bond or Equity Fund only upon payment of the applicable sales charge. The shares of the Bond or Equity Fund so acquired are then Eligible Shares.

     This Fund, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Fund may also modify or terminate this exchange privilege at any time. In the case of termination, this Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares of a Money-Market Fund for shares of a Bond or Equity Fund as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price. Prices for exchanges are determined in the same manner as for purchases of the Fund's shares. (See "How to Invest in the Fund.")

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free Money-Market Fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. If your state of residence is not the same as that of the issuers of obligations in which a Bond or Equity Fund or a tax-free Money-Market Fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a Bond or Equity Fund or a tax-free Money-Market Fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Description of Shares

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. All shares are presently of the same class; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares which may differ from each other only as to dividends (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case, any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

     Of the outstanding shares of the Fund on April 20, 1995, PNC Bank, 17th and Chestnut Streets, Philadelphia, Pennsylvania held through three nominees 97,770,547 shares (99.9%). The Fund's management is not aware of any person, other than those named above, who beneficially owned 5% or more of its outstanding shares on such date. On the basis of information received from the record owners listed above, the Fund's management believes (i) that all of the shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares.

Voting Rights

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund. The Fund may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Fund, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Fund. If not so terminated, the Fund will continue indefinitely.

Application for Prime Cash Fund
Please complete steps 1 through 4 and mail to:
ADM, Attn: AquilaSM Group of Funds
10 Woodbridge Center Drive, Woodbridge, NJ 07095-1198
1-800-952-6666

STEP 1 ACCOUNT REGISTRATION
___Individual Use line 1
___Joint Account Use lines 1&2
___For a Minor Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
* Joint Accounts will be Joint
  Tenants with rights of survivorship
  unless otherwise specified.
**Uniformed Gifts/Transfers to Minors
  Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodians First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minors First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minors Social Security Number

4._____________________________________________________________________


  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number   Authorized Individual    Title

B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:_______________________

  Employers Address:___________________________________________________
                     Street Address:      City  State   Zip
  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)

C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed
   by Dealer or Broker)
   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City       State     Zip          Area Code    Telephone




STEP 2 PURCHASES OF SHARES
  A. INITIAL INVESTMENT
  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to: PRIME CASH FUND

  Amount of investment $ _________ Minimum initial investment $1,000
  2) By Wire:                     OR

 $_________________________    From_______________________________
                                     Name of Financial Institution
  ________________________          ______________________________
  Financial Institution Account No.     Branch, Street or Box#

  On________________________    ___________________________________
             (Date)                     City         State   Zip
            *NOTE: If investing by wiring of funds, instruct your Financial Institution to wire funds to:
Bank One, Columbus                Account of: (Account name and number,
ABA No. 044000037                 or name in which investment is to be
CR A/C 04-01787                   registered if new account)
For further credit to Prime Cash Fund A/C 6801373500
     (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK, SAVINGS
                      BANK OR CREDIT UNION.)
B. DIVIDENDS
   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.
   Dividends are to be:___ Reinvested or ___Paid in cash*
   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:
   ___Deposit directly into my/our Financial Institution account. ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.
   ___ Mail check to my/our address listed in Step 1.

STEP 3 SPECIAL FEATURES
A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No
   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.
   I/We wish to make regular monthly investments of $________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No
   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling ADMINISTRATIVE DATA MANAGEMENT CORP. (THE AGENT) toll-free at 1-800-952-6666. To establish this program, please complete Step4, Sections A & B of this Application.
  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)
   Application must be received
   in good order at least 2 weeks
   prior to 1st actual liquidation
   date.
   (Check appropriate box)
   ___ Yes ___No
   Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $_______ beginning_____________
                                     Minimum:$50        Month/Year
               Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.
   ______________________________________ ____________________________
   First Name Middle Initial  Last Name    Financial Institution Name

   ______________________________________ ____________________________
   Street                                  Financial Institution Street

   ______________________________________ _____________________________
   City        State              Zip     City    State      Zip

                                   _____________________________
                                   Financial Institution Account Number
D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No
This option allows you to effect
exchanges among accounts in your
name within the AquilaSM Group of
Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL
THE AGENT AT 1-800-952-6666

   The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and their respective officers, directors,trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.

E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No
  The proceeds will be deposited
  to your Financial Institution
  account listed.
  TO MAKE AN EXPEDITED REDEMPTION,
  CALL THE AGENT AT 1-800-952-6666

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Fund account is registered.

(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).

_________________________ ___________________________________
Account Registration      Financial Institution AccountNumber
__________________________  __________________________________________
Financial Institution Name  Financial Institution Transit/Routing Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No
   Please open a redemption checking account at Bank One Trust Company, N.A., in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of Bank One Trust Company, N.A., pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.

STEP 4 Section A DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, Administrative Data Management Corp., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account
Number______________________________________
Name and Address
where my/our account     Name of Financial Institution__________________
is maintained            Street Address_________________________________
                         City______________________State_____
Zip_________

Name(s) and
Signature(s)of           ________________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)


                           INDEMNIFICATION AGREEMENT
To: Financial Institution Named Above

So that you may comply with your depositors request, Aquila Distributors, Inc. (the Distributor) agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

STEP 4 Section B SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED
 . The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.

 . I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.

 . I/We acknowledge that in connection with an Autoamatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges.

 . The Fund, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*

________________________________    ________________________  _________
Individual (or Custodian)           Joint Registrant, if any  Date
________________________________________  ___________________  ________
Corporate Officer, Partner, Trustee, etc.  Title                  Date

* For Fund, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.

SPECIAL INFORMATION
 . Certain features (Automatic Investment, Telephone Investment, Expedited
  Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Fund's Agent.

 . You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

 . Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

 . The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.

BANKING INFORMATION

 . If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Fund's Agent.

Investment Adviser
TCW FUNDS MANAGEMENT, INC.
865 South Figueroa Street
Los Angeles, California 90017

Administrator
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Lacy B. Herrmann, Chairman
Theodore T. Mason, Vice Chairman
Herbert S. Beggs
Paul Y. Clinton
Walter M. Keenan
Cornelius T. Ryan

Officers
Lacy B. Herrmann, President
Diana P. Herrmann, Vice President
Charles E. Childs, III, Vice President
John W. Cody, Vice President
John M. Herndon, Vice President
  and Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary
Patricia A. Craven, Assistant Secretary

Transfer and Shareholder Servicing Agent
ADMINISTRATIVE DATA MANAGEMENT CORP.
10 Woodbridge Center Drive
Woodbridge, New Jersey 07095-1198

Custodian
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

Independent Auditors
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

Counsel
HOLLYER, BRADY, SMITH, TROXELL,
  BARRETT, ROCKETT, HINES & MONE
551 Fifth Avenue
New York, New York 10176


TABLE OF CONTENTS

Table of Expenses.......................2
Financial Highlights....................3
Introduction............................4
Investment Of The Fund's Assets.........4
Investment Restrictions.................9
Net Asset Value Per Share..............10
How To Invest In The Fund..............10
How To Redeem Your Investment..........13
Automatic Withdrawal Plan..............17
Management Arrangements................17
Dividend And Tax Information...........19
Exchange Privilege.....................20
General Information....................22
Application



PRIME CASH FUND

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